S000006731 [Member] Investment Strategy - High Yield Bond Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a widely diversified portfolio of high yield corporate bonds (commonly known as “junk bonds”), income-producing convertible securities and preferred stocks each of which are rated below investment grade or not rated by any major credit rating agency but deemed to be below investment grade by the Adviser. High yield bonds are rated below investment grade (BB and lower, or an equivalent rating), and tend to provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High yield bond issuers include small or relatively new companies lacking the history or capital to merit investment grade status, former blue-chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads.
The Fund’s dollar-weighted average maturity generally is expected to be in the four- to eight-year range, but will vary with market conditions. In selecting investments for the Fund, the Adviser relies extensively on its credit research analysts. The Fund intends to focus primarily on the higher-quality range (BB and B, or an equivalent rating) of the high yield market.
While most assets will typically be invested in U.S. dollar-denominated bonds, the Fund may also invest in bonds of foreign issuers. The Fund may invest up to 20% of its total assets in non-U.S. dollar-denominated securities and may invest without limitation in U.S. dollar denominated bonds of foreign issuers. The Fund may also invest in bank loans, which may include covenant-lite loans.
The Fund may engage in active and frequent trading of portfolio securities in the pursuit of its investment objective. The Fund may sell holdings for a variety of reasons, such as to adjust a portfolio’s average maturity, duration or credit quality, or to shift assets into and out of higher-yielding securities, or to reduce exposure to certain securities.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a widely diversified portfolio of high yield corporate bonds (commonly known as “junk bonds”), income-producing convertible securities and preferred stocks each of which are rated below investment grade or not rated by any major credit rating agency but deemed to be below investment grade by the Adviser.